Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37657
Entity Registrant Name	Yiren Digital Ltd.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	28/F, China Merchants Bureau Building
Entity Address, Address Line Two	118 Jianguo Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	174,706,968
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	Wei, Wei & Co., LLP
Auditor Firm ID	2388
Auditor Location	Flushing, New York
Entity Central Index Key	0001631761
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Contact Personnel Name	Na Mei
City Area Code	86 10
Local Phone Number	5964-4552
Contact Personnel Email Address	ir@yiren.com
Entity Address, Address Line One	28/F, China Merchants Bureau Building
Entity Address, Address Line Two	118 Jianguo Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100022
Entity Address, Country	CN
American depositary shares
Title of 12(b) Security	American depositary shares (one American depositary share representing two ordinary shares, par value US$0.0001 per share)
Trading Symbol	YRD
Security Exchange Name	NYSE
Ordinary shares, par value US$0.0001 per share
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NYSE